UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260


                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)


    Scott Van Den Berg, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050


                      Date of fiscal year end: February 28
                                               -----------


                    Date of reporting period: August 31, 2004
                                              ---------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

________________________________________________________________________________



                                CM ADVISERS FUND


________________________________________________________________________________

                   a series of the CM Advisers Family of Funds




                               Semi-Annual Report
                                   (Unaudited)



                      FOR THE PERIOD ENDED AUGUST 31, 2004




                               INVESTMENT ADVISER
                          Van Den Berg Management, Inc.
                            (d/b/a CM Fund Advisers)
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746


                                CM ADVISERS FUND
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-773-3863

--------------------------------------------------------------------------------

Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

           Asset Allocation as of August 31, 2004 (% of total net assets)

[PIE CHART INCLUDED HERE]

U.S. Government Bonds - 3.27%
Corporate Bonds - 0.30%
U.S. Treasury Money Market Fund - 79.85%
Common Stocks - 15.89%
      Chemicals - 0.73%
      Closed-end Funds - 0.51%
      Commercial Services - 0.46%
      Computers - 1.35%
      Electrical Components & Equipment - 0.59%
      Engineering & Construction - 0.97%
      Home Furnishings - 0.20%
      Machinery - Construction & Mining - 0.22%
      Media - 0.51%
      Metal Fabricate / Hardware - 2.30%
      Miscellaneous Manufacturing - 1.16%
      Oil & Gas - 3.32%
      Oil & Gas Services - 1.47%
      Packaging & Containers - 1.27%
      Retail - 0.64%
      Textiles - 0.19%


                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                   Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 15.89%

      Chemicals - 0.73%
           Great Lakes Chemical Corporation ......................................                  16,750             $    437,510
                                                                                                                       ------------

      Closed-ended Funds - 0.51%
           Central Fund of Canada Ltd. ...........................................                  54,635                  305,410
                                                                                                                       ------------

      Commercial Services - 0.46%
           CPI Corporation .......................................................                   4,800                   63,648
           RR Donnelley & Sons Co. ...............................................                   6,980                  214,495
                                                                                                                       ------------
                                                                                                                            278,143
                                                                                                                       ------------
      Computers - 1.35%
           Imation Corp ..........................................................                  21,500                  740,245
        (a)Maxwell Technologies, Inc. ............................................                   7,340                   70,170
                                                                                                                       ------------
                                                                                                                            810,415
                                                                                                                       ------------
      Electrical Components & Equipment - 0.59%
           Graham Corporation ....................................................                  31,500                  352,800
                                                                                                                       ------------

      Engineering & Construction - 0.97%
        (a)Layne Christensen Company .............................................                  38,155                  579,574
                                                                                                                       ------------

      Home Furnishings - 0.20%
           Maytag Corporation ....................................................                   6,000                  121,380
                                                                                                                       ------------

      Machinery - Construction & Mining - 0.22%
        (a)Astec Industries, Inc. ................................................                   8,100                  133,893
                                                                                                                       ------------

      Media - 0.51%
           The Reader's Digest Association Inc. ..................................                  21,475                  305,375
                                                                                                                       ------------

      Metal Fabricate / Hardware - 2.30%
           Ampco - Pittsburgh Corporation ........................................                   5,735                   75,874
        (a)NS Group, Inc. ........................................................                  87,190                1,307,850
                                                                                                                       ------------
                                                                                                                          1,383,724
                                                                                                                       ------------
      Miscellaneous Manufacturing - 1.16%
           Eastman Kodak Company .................................................                   7,930                  234,569
           Myers Industries, Inc. ................................................                  32,703                  372,160
        (a)Peerless Manufacturing Co .............................................                   5,900                   82,600
           Trinity Industries, Inc. ..............................................                     350                    9,712
                                                                                                                       ------------
                                                                                                                            699,041
                                                                                                                       ------------




                                                                                                                         (Continued)

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                   Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 3.32%
           Helmerich & Payne, Inc. ....................................................             34,500             $    892,170
        (a)Transocean Inc. ............................................................             35,845                1,100,442
                                                                                                                       ------------
                                                                                                                          1,992,612
                                                                                                                       ------------
      Oil & Gas Services - 1.47%
           Tidewater Inc. .............................................................             30,175                  880,507
                                                                                                                       ------------

      Packaging & Containers - 1.27%
           Sonoco Products Company ....................................................             29,380                  761,236
                                                                                                                       ------------

      Retail - 0.64%
        (a)Toys "R" Us, Inc. ..........................................................             23,810                  386,674
                                                                                                                       ------------

      Textiles - 0.19%
        (a)The Dixie Group, Inc. ......................................................             10,350                  113,850
                                                                                                                       ------------

           Total Common Stocks (Cost $7,594,725) ......................................                                   9,542,144
                                                                                                                       ------------

                                                                                  Interest       Maturity
                                                                 Principal          Rate           Date
                                                                 ---------          ----           ----

U.S. GOVERNMENT BONDS - 3.27%

      United States Treasury Note ...........................   $1,000,000          3.625%      05/15/13                    973,984
      United States Treasury Note ...........................    1,000,000          4.000%      02/15/14                    991,445
                                                                                                                       ------------

           Total U.S. Government Bonds (Cost $1,901,562) ..............................                                   1,965,429
                                                                                                                       ------------

CORPORATE BOND - 0.30%

      AAR Corporation .......................................      180,000          6.875%      12/15/07                    181,350
           (Cost $157,609)                                                                                             ------------


MONEY MARKET FUND - 79.85%                                                                       Shares
                                                                                                 ------


      Evergreen Institutional Treasury Money Market Fund Class I #497..................         47,945,472               47,945,472
           (Cost $47,945,472)                                                                                          ------------



Total Value of Investments (Cost $57,599,368 (b)) .....................................              99.31%            $ 59,634,395
Other Assets Less Liabilities .........................................................               0.69%                 413,007
                                                                                                    ------             ------------
      Net Assets ......................................................................             100.00%            $ 60,047,402
                                                                                                    ======             ============


                                                                                                                        (Continued)

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)



      (a) Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Aggregate gross unrealized appreciation ...................................                                $  2,092,672
            Aggregate gross unrealized depreciation ...................................                                     (57,645)
                                                                                                                       ------------

                 Net unrealized appreciation ..........................................                                $  2,035,027
                                                                                                                       ============




See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          August 31, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $57,599,368) .........................................................               $ 59,634,395
      Cash .............................................................................................                        733
      Income receivable ................................................................................                     79,763
      Receivable for fund shares sold ..................................................................                    315,482
      Other assets .....................................................................................                     29,047
                                                                                                                       ------------

           Total assets ................................................................................                 60,059,420
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     12,018
                                                                                                                       ------------

NET ASSETS
      (applicable to 5,518,320 shares outstanding; unlimited number
       of $0.001 per share par value beneficial interest authorized) ...................................               $ 60,047,402
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE
      ($60,047,402 / 5,518,320 shares) .................................................................               $      10.88
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 58,058,541
      Accumulated net investment loss ..................................................................                    (46,166)
      Net unrealized appreciation on investments .......................................................                  2,035,027
                                                                                                                       ------------
                                                                                                                       $ 60,047,402
                                                                                                                       ============














See accompanying notes to financial statements

                                                          CM ADVISERS FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     46,282
           Dividends .....................................................................................                  273,930
                                                                                                                       ------------

               Total income ..............................................................................                  320,212
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  305,109
           Fund administration fees (note 2) .............................................................                   36,613
           Distribution and service fees (note 3) ........................................................                   61,022
           Custody fees (note 2) .........................................................................                    6,893
           Registration and filing administration fees (note 2) ..........................................                    3,770
           Fund accounting fees (note 2) .................................................................                   15,941
           Audit and tax preparation fees ................................................................                    9,049
           Legal fees ....................................................................................                    7,038
           Securities pricing fees .......................................................................                    1,100
           Shareholder recordkeeping fees (note 2) .......................................................                    9,000
           Shareholder servicing expenses ................................................................                    3,016
           Registration and filing expenses ..............................................................                   25,136
           Printing expenses .............................................................................                    2,011
           Trustee fees and meeting expenses .............................................................                    9,049
           Other operating expenses ......................................................................                    3,770
                                                                                                                       ------------

               Total expenses ............................................................................                  498,517

               Less:
                    Investment advisory fees waived (note 2) .............................................                  (71,117)
                    Distribution and service fees waived (note 3) ........................................                  (61,022)
                                                                                                                       ------------

               Net expenses ..............................................................................                  366,378
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (46,166)
                                                                                                                       ------------

UNREALIZED GAIN ON INVESTMENTS

      Change in unrealized appreciation on investments ...................................................                  609,059
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $    562,893
                                                                                                                       ============






See accompanying notes to financial statements

                                                          CM ADVISERS FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended         Period ended
                                                                                                   August 31,          February 29,
                                                                                                    2004 (a)             2004 (b)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss ...............................................................       $    (46,166)       $    (42,357)
         Net realized gain from investment transactions ....................................                  0               2,007
         Change in unrealized appreciation on investments ..................................            609,059           1,425,968
                                                                                                   ------------        ------------

              Net increase in net assets resulting from operations .........................            562,893           1,385,618
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ..............         22,895,903          35,202,988
                                                                                                   ------------        ------------

                                   Total increase in net assets ............................         23,458,796          36,588,606

NET ASSETS

     Beginning of period ...................................................................         36,588,606                   0
                                                                                                   ------------        ------------

     End of period .........................................................................       $ 60,047,402        $ 36,588,606
                                                                                                   ============        ============


(a) Unaudited.
(b) For the period from May 13, 2003 (Date of Initial Public Investment) through February 29, 2004
(c) A summary of capital share activity follows:

                                                                -------------------------------------------------------------------
                                                                            Period ended                      Period ended
                                                                          August 31, 2004 (a)             February 29, 2004 (b)

                                                                     Shares             Value           Shares             Value
                                                                --------------------------------------------------------------------

Shares sold                                                         2,289,100       $ 24,794,191       3,473,664       $ 35,909,866

Shares redeemed                                                      (176,889)        (1,898,288)        (67,555)          (706,878)
                                                                 ------------       ------------    ------------       ------------

     Net increase                                                   2,112,211       $ 22,895,903       3,406,109       $ 35,202,988
                                                                 ============       ============    ============       ============









See accompanying notes to financial statements

                                                          CM ADVISERS FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                                                ---------------------------------------------------
                                                                                             Period ended            Period ended
                                                                                              August 31,             February 29,
                                                                                               2004 (a)                2004 (b)
                                                                                ---------------------------------------------------

Net asset value, beginning of period ...........................................             $      10.74            $      10.00

      Income from investment operations
           Net investment loss .................................................                    (0.01)                  (0.01)
           Net realized and unrealized gain on investments .....................                     0.15                    0.75
                                                                                             ------------            ------------

               Total from investment operations ................................                     0.14                    0.74
                                                                                             ------------            ------------
Net asset value, end of period .................................................             $      10.88            $      10.74
                                                                                             ============            ============

Total return ...................................................................                     1.30 %                  7.40 %
                                                                                             ============            ============

Ratios/supplemental data
      Net assets, end of period ................................................             $ 60,047,402            $ 36,588,606
                                                                                             ============            ============

      Ratio of expenses to average net assets (c)
           Before expense reimbursements and waived fees .......................                     2.04 %                  2.84 %
           After expense reimbursements and waived fees ........................                     1.50 %                  1.50 %

      Ratio of net investment loss to average net assets (c)
           Before expense reimbursements and waived fees .......................                    (0.73)%                 (1.64)%
           After expense reimbursements and waived fees ........................                    (0.20)%                 (0.30)%

      Portfolio turnover rate ..................................................                     0.00 %                  6.26 %

(a) Unaudited.

(b) For the period from May 13, 2003 (Date of Initial Public Investment) through February 29, 2004.

(c) Annualized.













See accompanying notes to financial statements

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The CM Advisers Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the CM Advisers Family of Funds (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on May 13, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. In addition, the Fund retains the flexibility to invest in fixed income securities, cash or cash equivalent positions when the Adviser believes they offer more attractive opportunities. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.




                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2004
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Van Den Berg Management, Inc. (d/b/a CM Fund Advisers) (the "Adviser") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Adviser receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 28, 2005. The total annual Fund operating expenses will be limited to 2.25% of the Fund's average daily net assets, which includes 0.25% for distribution and service fees. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Adviser has waived a portion of its fee amounting to $71,117 ($0.02 per share) for the period ended August 31, 2004.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.150% of the Fund's first $50 million of average daily net assets, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $150 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a  regulated  investment  company  may assume  expenses  of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived all of these fees amounting to $61,022 for the period ended August 31, 2004.

                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2004
                                   (Unaudited)


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Beginning           Ending
                                                        Total    Account Value      Account Value      Expense Paid
                                                       Return    March 1, 2004      August 31, 2004    During Period*
                                                       ------    -------------      ---------------    --------------
          Actual return of                              1.30%    $   1,000.00       $   1,013.00        $      7.61
          Hypothetical return before expenses of        5.00%    $   1,000.00       $   1,017.64        $      7.63



        * Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $2,676,447 and $0, respectively, for the period ended August 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $959,898 and $0, respectively, for the period ended August 31, 2004.



                                                                     (Continued)

                                CM ADVISERS FUND

                             ADDITIONAL INFORMATION

                                 August 31, 2004
                                   (Unaudited)


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending November 30, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.

                   (This page was intentionally left blank.)

________________________________________________________________________________



                                CM ADVISERS FUND


________________________________________________________________________________

                   a series of the CM Advisers Family of Funds
























            This Report has been prepared for shareholders and may be
       distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2.  CODE OF ETHICS.


         Not applicable.





ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





ITEM 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         Not applicable.





ITEM 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 12. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisers Family of Funds


By: (Signature and Title)    /s/ Arnold Van Den Berg
                             __________________________________
                             Arnold Van Den Berg
                             Trustee, Chairman, President and
                             Principal Executive Officer


Date: October 28, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ Arnold Van Den Berg
                             __________________________________
                             Arnold Van Den Berg
                             Trustee, Chairman, President and
                             Principal Executive Officer
                             CM Advisers Family of Funds

Date: October 28, 2004





By:  (Signature and Title)   /s/ James D. Brilliant
                             __________________________________
                             James D. Brilliant
                             Trustee, Treasurer and Principal Financial Officer
                             CM Advisers Family of Funds

Date: October 27, 2004